Quarterly Results (Unaudited) Quarterly Results (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	Quarter Ended
	September 30,		June 30,		March 31,		December 31,
	2017	2016	2017	2016	2017	2016	2016	2015
Net sales	$787.8	$729.6	$862.9	$907.6	$756.5	$784.7	$602.3	$607.5
Total revenues	787.8	729.7	863.0	908.8	757.2	786.3	602.6	613.5
Net consumer and other product gross profit	310.0	305.1	320.1	376.2	306.8	320.5	239.1	235.9
Net (loss) income from continuing operations	(23.3)	(24.1)	3.8	328.2	(7.4)	(117.5)	(42.3)	(119.0)
Income (loss) from discontinued operations, net of tax	47.3	60.3	36.0	(421.2)	(44.0)	133.4	303.1	126.0
Net income (loss)	24.0	36.2	39.8	(93.0)	(51.4)	15.9	260.8	7.0
Net income (loss) attributable to controlling interest	(26.2)	(7.3)	2.1	(132.9)	(82.1)	(24.7)	212.2	(33.9)

Net income (loss) per common share attributable to controlling interest:
Basic loss from continuing operations	$(0.16)	(0.27)	$(0.09)	$0.96	$(0.12)	$(0.46)	$(0.24)	$(0.46)
Basic income (loss) from discontinued operations	0.03	0.23	0.10	(1.63)	(0.29)	0.34	1.30	0.28
Basic	$(0.13)	$(0.04)	$0.01	$(0.67)	$(0.41)	$(0.12)	$1.06	$(0.18)

Diluted loss from continuing operations	$(0.16)	$(0.27)	$(0.09)	$0.95	$(0.12)	$(0.46)	$(0.24)	$(0.46)
Diluted income (loss) from discontinued operations	0.03	0.23	0.10	(1.60)	(0.29)	0.34	1.30	0.28
Diluted	$(0.13)	$(0.04)	$0.01	$(0.65)	$(0.41)	$(0.12)	$1.06	$(0.18)

	Quarter Ended September 30, 2017			Quarter Ended September 30, 2016
	Reported	Adjustment	As Revised	Reported	Adjustment	As Revised
Net sales	$1,321.8	$(534.0)	$787.8	$1,249.7	$(520.1)	$729.6
Total revenues	1,321.8	(534.0)	787.8	1,249.8	(520.1)	729.7
Net consumer and other product gross profit	496.3	(186.3)	310.0	485.7	(180.6)	305.1
Net (loss) income from continuing operations	49.1	(72.4)	(23.3)	(8.3)	(15.8)	(24.1)
Income (loss) from discontinued operations, net of tax	(25.1)	72.4	47.3	44.5	15.8	60.3
Net income (loss)	24.0	$—	24.0	36.2	—	36.2
Net income (loss) attributable to controlling interest	(26.2)	—	(26.2)	(7.3)	—	(7.3)

Net income (loss) per common share attributable to controlling interest:
Basic loss from continuing operations	$0.05	$(0.21)	$(0.16)	$(0.23)	$(0.04)	$(0.27)
Basic income (loss) from discontinued operations	(0.18)	0.21	0.03	0.19	0.04	0.23
Basic	$(0.13)	$—	$(0.13)	$(0.04)	$—	$(0.04)

Diluted loss from continuing operations	$0.05	$(0.21)	$(0.16)	$(0.23)	$(0.04)	$(0.27)
Diluted income (loss) from discontinued operations	(0.18)	0.21	0.03	0.19	0.04	0.23
Diluted	$(0.13)	$—	$(0.13)	$(0.04)	$—	$(0.04)

	Quarter Ended June 30, 2017			Quarter Ended June 30, 2016
	Reported	Adjustment	As Revised	Reported	Adjustment	As Revised
Net sales	$1,303.9	$(441.0)	$862.9	$1,361.6	$(454.0)	$907.6
Total revenues	1,304.0	(441.0)	863.0	1,362.8	(454.0)	908.8
Net consumer and other product gross profit	473.3	(153.2)	320.1	530.7	(154.5)	376.2
Net (loss) income from continuing operations	32.1	(28.3)	3.8	92.5	235.7	328.2
Income (loss) from discontinued operations, net of tax	7.7	28.3	36.0	(185.5)	(235.7)	(421.2)
Net income (loss)	39.8	—	39.8	(93.0)	—	(93.0)
Net income (loss) attributable to controlling interest	2.1	—	2.1	(132.9)	—	(132.9)

Net income (loss) per common share attributable to controlling interest:
Basic loss from continuing operations	$(0.01)	$(0.08)	$(0.09)	$0.27	$0.69	$0.96
Basic income (loss) from discontinued operations	0.02	0.08	0.10	(0.94)	(0.69)	(1.63)
Basic	$0.01	$—	$0.01	$(0.67)	$—	$(0.67)

Diluted loss from continuing operations	$(0.01)	$(0.08)	$(0.09)	$0.27	$0.68	$0.95
Diluted income (loss) from discontinued operations	0.02	0.08	0.10	(0.93)	(0.67)	(1.60)
Diluted	$0.01	$—	$0.01	$(0.66)	$0.01	$(0.65)

	Quarter Ended March 31, 2017			Quarter Ended March 31, 2016
	Reported	Adjustment	As Revised	Reported	Adjustment	As Revised
Net sales	$1,169.9	$(413.4)	$756.5	$1,209.6	$(424.9)	$784.7
Total revenues	1,216.1	(458.9)	757.2	1,267.3	(481.0)	786.3
Net consumer and other product gross profit	455.2	(148.4)	306.8	462.8	(142.3)	320.5
Net (loss) income from continuing operations	3.0	(10.4)	(7.4)	63.5	(181.0)	(117.5)
Income (loss) from discontinued operations, net of tax	(54.4)	10.4	(44.0)	(47.6)	181.0	133.4
Net income (loss)	(51.4)	—	(51.4)	15.9	—	15.9
Net income (loss) attributable to controlling interest	(82.1)	—	(82.1)	(24.7)	—	(24.7)

Net income (loss) per common share attributable to controlling interest:
Basic loss from continuing operations	$(0.11)	$(0.01)	$(0.12)	$0.12	$(0.58)	$(0.46)
Basic income (loss) from discontinued operations	(0.30)	0.01	(0.29)	(0.24)	0.58	0.34
Basic	$(0.41)	$—	$(0.41)	$(0.12)	$—	$(0.12)

Diluted loss from continuing operations	$(0.11)	$(0.01)	$(0.12)	$0.12	$(0.58)	$(0.46)
Diluted income (loss) from discontinued operations	(0.30)	0.01	(0.29)	(0.24)	0.58	0.34
Diluted	$(0.41)	$—	$(0.41)	$(0.12)	$—	$(0.12)

	Quarter Ended December 31, 2016			Quarter Ended December 31, 2015
	Reported	Adjustment	As Revised	Reported	Adjustment	As Revised
Net sales	$1,211.8	$(609.5)	$602.3	$1,218.8	$(611.3)	$607.5
Total revenues	1,189.6	(587.0)	602.6	1,209.4	(595.9)	613.5
Net consumer and other product gross profit	450.0	(210.9)	239.1	440.7	(204.8)	235.9
Net (loss) income from continuing operations	2.0	(44.3)	(42.3)	9.5	(128.5)	(119.0)
Income (loss) from discontinued operations, net of tax	258.8	44.3	303.1	(2.5)	128.5	126.0
Net income (loss)	260.8	—	260.8	7.0	—	7.0
Net income (loss) attributable to controlling interest	212.2	—	212.2	(33.9)	—	(33.9)

Net income (loss) per common share attributable to controlling interest:
Basic loss from continuing operations	$(0.13)	$(0.11)	$(0.24)	$(0.11)	$(0.35)	$(0.46)
Basic income (loss) from discontinued operations	1.19	0.11	1.30	(0.06)	0.34	0.28
Basic	$1.06	$—	$1.06	$(0.17)	$(0.01)	$(0.18)

Diluted loss from continuing operations	$(0.13)	$(0.11)	$(0.24)	$(0.11)	$(0.35)	$(0.46)
Diluted income (loss) from discontinued operations	1.19	0.11	1.30	(0.06)	0.34	0.28
Diluted	$1.06	$—	$1.06	$(0.17)	$(0.01)	$(0.18)

Quarterly Results (Unaudited)
As previously discussed in Note 1, Basis of Presentation and Nature of Operations, and Note 5, Divestitures, during the third quarter of Fiscal 2017, Front Street entered into the Front Street Purchase Agreement. As a result, Front Street was presented as discontinued operations in the accompanying Consolidated Statements of Operations. In addition, subsequent to Fiscal 2017, effective December 29, 2017, Spectrum Brands’ operations of the GBA business have been classified as discontinued operations in the accompanying Consolidated Statements of Operations. The impact of the adoption of classifying the results of operations of Front Street and Spectrum Brands’ GBA business as discontinued operations and to the Company’s previously reported quarterly results are presented below.